Net Interest Income - Summary of Interest Income, Interest Expense and Net Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Interest income
Due from financial institutions measured at fair value through profit or loss	₩ 2,598		₩ 2,889	₩ 1,746
Securities measured at fair value through profit or loss	1,380,773		1,422,251	1,400,912
Loans measured at fair value through profit or loss	52,781		33,372	12,708
Securities measured at fair value through other comprehensive income	2,794,599		2,693,188	2,225,549
Loans measured at fair value through other comprehensive income	72,062		55,314	39,084
Due from financial institutions measured at amortized cost	356,944		395,886	351,797
Loans measured at amortized cost	1,113,363		1,236,448	1,123,957
Loans measured at amortized cost	22,673,204		24,006,088	23,439,034
Insurance finance income	37,205		31,317	20,899
Others	672,571		614,632	526,338
Interest income	29,156,100	$ 20,183,518	30,491,385	29,142,024
Interest expenses
Deposits	9,097,941		10,379,055	10,052,830
Borrowings	2,141,511		2,548,842	2,519,463
Debentures	2,635,724		2,623,198	2,306,823
Others	703,343		635,819	547,590
Insurance finance expense	1,504,488		1,477,757	1,534,458
Sub-total	16,083,007	11,133,575	17,664,671	16,961,164
Net interest income	₩ 13,073,093	$ 9,049,943	₩ 12,826,714	₩ 12,180,860